RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended												2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2020	Oct. 10, 2019	Apr. 30, 2021	Feb. 28, 2021	Feb. 22, 2021	Dec. 31, 2020	Dec. 21, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 28, 2020	Apr. 30, 2020	Apr. 27, 2020	Feb. 26, 2020	May 31, 2020	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 02, 2020	Dec. 31, 2019
Monthly rent expense																				$ 2,900
Security deposit			$ 47,682					$ 17,800								$ 47,682		$ 47,682		17,800	$ 5,000
Rent expenses																10,500		21,000		37,200	34,800
Payment for rent																7,454		15,724		24,788
Revenue from customer																				95,455	71,650
Share based compensation																		7,850,613	$ 792,536	9,914,499	727,412
Proceeds from related party debt																					$ 300,000
Issuance of common stock			240,000	50,000		25,000
Bonus																							$ 37,500
MariLuna [Member]
Monthly rent expense																		3,500
Security deposit			$ 5,000													5,000		5,000				$ 11,000
Management Services Organization [Member]
Proceed from sale of products																158,000		491,760
Republic Asset Holdings LLC [Member]
Number of common stock sold					1,818,181
Issuance of common stock					100,000
Share Price					$ 0.055
Subsequent Event [Member]
Share based compensation																	$ 5,721,000
FundingFacility [Member]
Debt conversion, shares issued	40,000,000
Second Lease Agreement [Member]
Monthly rent expense								6,500
Security deposit			11,000					11,000								11,000		11,000		11,000
Rent expenses																19,500		39,000
Mr. Bothwell [Member]
Number of cashless warrants granted														7,500,000
Warrant exercise price per share														$ 0.028
Due to related party								1,965												1,965
Common stock granted							15,000,000
Issuance of common stock						47,675,000
Mr. Bothwell [Member] | Subsequent Event [Member]
Common stock granted							15,000,000
Issuance of common stock						47,675,000
Bonus							$ 50,000
Albert Mitrani [Member]
Accrued salary			282,846					216,436								282,846		282,846		216,436
Dr. Mari Mitrani [Member]
Accrued salary			272,455					233,655								272,455		272,455		233,655
Common stock granted							15,000,000
Issuance of common stock						47,675,000
Dr. Mari Mitrani [Member] | Subsequent Event [Member]
Common stock granted							15,000,000
Issuance of common stock						47,675,000
Bonus							$ 50,000
Ian Bothwell [Member]
Accrued salary			$ 715,741					649,407								715,741		715,741		649,407
Dr. George Shapiro[Member]
Accrued consulting fees								$ 54,833												54,833
Dr. Allen Meglin [Member]
Share based compensation																				$ 195,869
Number of common stock sold								625,000	422,514	1,166,666			5,000,000		11,000,000
Purchase price								$ 127,251					$ 100,000		$ 220,000
Sale of stock, price per share								$ 0.08	$ 0.10	$ 0.03			$ 0.02		$ 0.02					$ 0.08
Common stock granted							1,000,000
Dr. Allen Meglin [Member] | Subsequent Event [Member]
Common stock granted							1,000,000
Mr. Carbonara [Member]
Common stock granted							1,000,000
Mr. Carbonara [Member] | Subsequent Event [Member]
Common stock granted							1,000,000
Mr. Carbonara [Member] | FundingFacility [Member]
Proceeds from related party debt		$ 500,000
Debt conversion, shares issued		40,000,000
Chief Medical Officer [Member]
Share based compensation																		$ 82,250
Common stock granted														5,000,000
Compensation														$ 82,250
Issuance of common stock																		500,000
Mr. Zucker [Member]
Issuance of common stock												736,808
Shares issued, price per share												$ 0.022							$ 0.022
Distributor [Member]
Share based compensation											$ 345,000									$ 345,000
Common stock granted											3,000,000
Share Price											$ 0.115
Mr. Mitrani [Member]
Share based compensation																		$ 5,721,000
Common stock granted							15,000,000
Issuance of common stock						47,675,000
Mr. Mitrani [Member] | Subsequent Event [Member]
Common stock granted							15,000,000
Issuance of common stock						47,675,000
Bonus							$ 50,000
Director [Member]
Proceed from sale of products																$ 35,870		$ 46,270
Share based compensation																				$ 16,210
Share Price												$ 0.022							$ 0.022